PROPERTY AND EQUIPMENT (Schedule of Depreciation Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Goods Sold Account [Member] USD ($)	Dec. 31, 2013 Cost of Goods Sold Account [Member] CNY	Dec. 31, 2012 Cost of Goods Sold Account [Member] CNY	Dec. 31, 2011 Cost of Goods Sold Account [Member] CNY	Dec. 31, 2013 Selling, Marketing and Distribution Expenses Account [Member] USD ($)	Dec. 31, 2013 Selling, Marketing and Distribution Expenses Account [Member] CNY	Dec. 31, 2012 Selling, Marketing and Distribution Expenses Account [Member] CNY	Dec. 31, 2011 Selling, Marketing and Distribution Expenses Account [Member] CNY	Dec. 31, 2013 General and Administrative Expense Account [Member] USD ($)	Dec. 31, 2013 General and Administrative Expense Account [Member] CNY	Dec. 31, 2012 General and Administrative Expense Account [Member] CNY	Dec. 31, 2011 General and Administrative Expense Account [Member] CNY	Dec. 31, 2013 Buildings [Member] USD ($)	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2012 Buildings [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 4,081	24,704	23,328	16,560	$ 1,215	7,353	7,750	5,669	$ 1,292	7,823	8,246	5,917	$ 1,574	9,528	7,332	4,974
Short term loans secured by pledge	52,282	316,504	76,450														26,794	162,203	76,450
Buildings pledged as collateral	7,105	43,011	44,368
Real estate held without ownership certificates	$ 38,875	235,335	222,760